Basis of Presentation and General Information (Tables)	9 Months Ended
Mar. 31, 2014
Basis of Presentation and General Information
Schedule of wholly-owned subsidiaries

Vessel Owning Subsidiaries

Subsidiary	Acquisition Date	Type of vessel(2)	Vessel’s name	Built	CBM(1)
CNML LPG Transport LLC	July 29, 2013	VLGC	Captain Nicholas ML	2008	82,000
CJNP LPG Transport LLC	July 29, 2013	VLGC	Captain John NP	2007	82,000
CMNL LPG Transport LLC	July 29, 2013	VLGC	Captain Markos NL	2006	82,000
Grendon Tanker LLC	July 29, 2013	PGC	LPG Grendon	1996	5,000

Newbuild Vessel Owning Subsidiaries

Subsidiary (Vessel’s Name)	Acquisition Date	Type of vessel(2)	Hull number	Estimated vessel delivery date	CBM(1)
SeaCor LPG I LLC (Comet)	July 29, 2013	VLGC	2656	July 2014	84,000
SeaCor LPG II LLC (Corsair)	July 29, 2013	VLGC	2657	September 2014	84,000
Corvette LPG Transport LLC	July 29, 2013	VLGC	2658	December 2014	84,000
Dorian Shanghai LPG Transport LLC (Cougar)	November 26, 2013	VLGC	S749	April 2015	84,000
Dorian Houston LPG Transport LLC (Cobra)	November 26, 2013	VLGC	S750	April 2015	84,000
Dorian Sao Paulo LPG Transport LLC (Continental)	November 26, 2013	VLGC	S753	June 2015	84,000
Dorian Ulsan LPG Transport LLC (Constitution)	November 26, 2013	VLGC	S755	June 2015	84,000
Concorde LPG Transport LLC	February 12, 2014	VLGC	2660	June 2015	84,000
Dorian Amsterdam LPG Transport LLC (Commodore)	November 26, 2013	VLGC	S751	July 2015	84,000
Dorian Dubai LPG Transport LLC (Cresques)	November 26, 2013	VLGC	2336	August 2015	84,000
Dorian Monaco LPG Transport LLC (Cheyenne)	November 26, 2013	VLGC	S756	September 2015	84,000
Constellation LPG Transport LLC	February 12, 2014	VLGC	2661	September 2015	84,000
Dorian Geneva LPG Transport LLC (Cratis)	November 26, 2013	VLGC	2337	October 2015	84,000
Dorian Barcelona LPG Transport LLC (Clermont)	November 26, 2013	VLGC	S752	September 2015	84,000
Dorian Cape Town LPG Transport LLC (Chaparral)	November 26, 2013	VLGC	S754	October 2015	84,000
Dorian Tokyo LPG Transport LLC (Copernicus)	November 26, 2013	VLGC	2338	November 2015	84,000
Commander LPG Transport LLC	February 12, 2014	VLGC	2662	November 2015	84,000
Dorian Explorer LPG Transport LLC (Challenger)	November 26, 2013	VLGC	S757	December 2015	84,000
Dorian Exporter LPG Transport LLC (Caravel)	November 26, 2013	VLGC	S758	January 2016	84,000

Dormant Subsidiaries

Subsidiary	Incorporation Date
Capricorn LPG Transport LLC	November 15, 2013
Comet LPG Transport LLC	November 11, 2013
Constitution LPG Transport LLC	February 17, 2014
Corsair LPG Transport LLC	June 24, 2013

(1)                 CBM: Cubic meters, a standard measure for LPG tanker capacity.

(2)                 Very Large Gas Carrier (“VLGC”), Pressurized Gas Carrier (“PGC”)

Schedule of charterers that individually accounted for more than 10% of the Company's revenue
Charterer	% of revenue
Statoil ASA	51
Naftomar Shipping and Trading Co. Ltd	13
Kuwait Petroleum Corporation	10